Supplement dated May 31, 2023 to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) of the Funds, each dated February 1, 2023 as may be revised or supplemented from time to time.

LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

(each a “Fund” and together the “Funds”)

Effective December 31, 2023, Elaine M. Stokes will no longer serve as a Portfolio Manager of the Funds.

Accordingly, effective December 31, 2023, all references to Ms. Stokes as a Portfolio Manager of the Funds in the Summary Prospectuses, Prospectus and SAI are hereby deleted.

Matthew J. Eagan and Brian P. Kennedy will remain as Portfolio Managers of Loomis Sayles Fixed Income Fund and Matthew J. Eagan, Brian P. Kennedy and Todd P. Vandam will remain as Portfolio Managers of Loomis Sayles Institutional High Income Fund.

Effective June 30, 2023, Peter S. Sheehan will join the portfolio management team of the Loomis Sayles Institutional High Income Fund.

Accordingly, effective June 30, 2023, the information under the subsection “Portfolio Managers” in the section “Management” in the Loomis Sayles Institutional High Income Fund’s Fund Summary is revised to include the following:

Peter S. Sheehan, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 2023.

Effective June 30, 2023, the subsection “Portfolio Managers” under the section “Management” in the Prospectus is revised to include the following:

Peter S. Sheehan — Peter S. Sheehan has served as a portfolio manager of the Loomis Sayles Institutional High Income Fund since 2023. Mr. Sheehan, Vice President of Loomis Sayles, began his investment career in 2006 and joined Loomis Sayles in 2012. He received a B.A. from Vanderbilt University and an M.B.A. from the Carroll School of Management at Boston College. Mr. Sheehan has over 15 years of investment experience.

Supplement dated May 31, 2023 to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2023 as may be revised or supplemented from time to time.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

(each a “Fund” and together the “Funds”)

Effective December 31, 2023, Elaine M. Stokes will no longer serve as a Portfolio Manager of the Funds.

Accordingly, effective December 31, 2023, all references to Ms. Stokes as a Portfolio Manager of the Funds in the Summary Prospectuses, Prospectus and SAI are hereby deleted.

Matthew J. Eagan and Brian P. Kennedy will remain as Portfolio Managers of the Funds.

Supplement dated May 31, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Loomis Sayles High Income Opportunities Fund (the “Fund”), each dated February 1, 2023 as may be revised or supplemented from time to time.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Effective December 31, 2023, Elaine M. Stokes will no longer serve as a Portfolio Manager of the Fund.

Accordingly, effective December 31, 2023, all references to Ms. Stokes as a Portfolio Manager of the Fund in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Matthew J. Eagan, Brian P. Kennedy and Todd P. Vandam will remain as Portfolio Managers of the Fund.

Effective June 30, 2023, Peter S. Sheehan will join the portfolio management team of the Fund.

Accordingly, effective June 30, 2023, the information under the subsection “Portfolio Managers” in the section “Management” in the Fund’s Fund Summary is revised to include the following:

Peter S. Sheehan, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 2023.

Effective June 30, 2023, the subsection “Portfolio Managers” under the section “Management” in the Prospectus is revised to include the following:

Peter S. Sheehan — Peter S. Sheehan has served as a portfolio manager of the Loomis Sayles High Income Opportunities Fund since 2023. Mr. Sheehan, Vice President of Loomis Sayles, began his investment career in 2006 and joined Loomis Sayles in 2012. He received a B.A. from Vanderbilt University and an M.B.A. from the Carroll School of Management at Boston College. Mr. Sheehan has over 15 years of investment experience.